Disposition of Real Estate Assets - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 25, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Real estate held for sale				$ 7,191,821
Loss on disposal of real estate assets	$ (13,461)	$ (13,461)	$ (13,461) [1]

[1]	As contemplated by the Acquisition (as defined in Note 1 below), the Company transferred its interests in nine subsidiaries holding real estate assets on March 25, 2011, as further described in Note 3 below, to CDA Fund, LLC ("CDA,") a subsidiary of BOCO Investments, LLC ("BOCO.") In exchange, CDA assumed the Company's related party senior notes with BOCO and GDBA Investments LLLP. ("GDBA,") as well as the credit facility with First-Citizens Bank & Trust Company ("First Citizens Bank.") In addition, CDA assumed certain accrued liabilities of approximately $24,000 and accounts receivable of approximately $112,000 related to the assumed real estate assets. The transfer resulted in a loss of $13,461 for the year ended December 31, 2011. The related party debt and the credit facility that were assumed by CDA were no longer obligations of the Company as of March 25, 2011. BOCO and GDBA are related parties. See the discussion of our related parties in Note 12.